SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of basic and diluted net (loss) income per share of common stock (Details) - USD ($)	3 Months Ended						6 Months Ended				12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss	$ (419,690)	$ 10,748,033	$ (31,629,530)	$ 373,000	$ (255,978)	$ 485,559	$ 10,328,343	$ (120,206,947)	$ 117,022	$ 677,930	$ 794,950	$ 11,045,567
Redeemable
Numerator:
Net loss								(11,279,605)			460,174	8,836,454
Allocation of net income, as adjusted								$ (11,279,605)			$ 460,174	$ 8,836,454
Denominator:
Basic weighted average shares outstanding (in shares)								10,719,043			6,898,644	20,125,000
Diluted weighted average shares outstanding (in shares)								10,719,043			6,898,644	20,125,000
Basic net income per common stock (in dollars per share)								$ (10.16)			$ 0.07	$ 0.44
Diluted net income (loss) per common stock (in dollars per share)								$ (10.16)			$ 0.07	$ 0.44
Non-redeemable
Numerator:
Net loss								$ (108,927,342)			$ 335,609	$ 2,209,113
Deemed dividend								(15,422,431)
Allocation of net income, as adjusted								$ (124,349,773)			$ 335,609	$ 2,209,113
Denominator:
Basic weighted average shares outstanding (in shares)								1,109,975			5,031,250	5,031,250
Diluted weighted average shares outstanding (in shares)								1,109,975			5,031,250	5,031,250
Basic net income per common stock (in dollars per share)								$ (11.6)			$ 0.07	$ 0.44
Diluted net income (loss) per common stock (in dollars per share)								$ (11.6)			$ 0.07	$ 0.44